INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 2,430.9	$ 2,214.0
Write-downs (reversals of write-downs) of inventories	6.9	8.1
Inventories purchase commitment	$ 114.3	$ 155.6